Warrants - Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability (Details) - Warrants To Purchase Common Stock	Jun. 23, 2022 Y
Risk Free Rate | Maximum
Warrants
Fair value of the warrant liability	2.63
Risk Free Rate | Minimum
Warrants
Fair value of the warrant liability	2.32
Volatility | Maximum
Warrants
Fair value of the warrant liability	140.39
Volatility | Minimum
Warrants
Fair value of the warrant liability	126.66
Expected dividend yield
Warrants
Fair value of the warrant liability	0
Expected term | Maximum
Warrants
Fair value of the warrant liability	(2.1)
Expected term | Minimum
Warrants
Fair value of the warrant liability	1.9